Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

NOTE 3:- ACQUISITIONS

a.

On April 14, 2009, the Company completed the acquisition of the security appliance business of Nokia Corporation ("Nokia"). Prior to the completion of the acquisition, Check Point had collaborated with Nokia's security appliance business over the past decade to deliver enterprise security solutions. Since completing the acquisition, the Company has been building upon this collaboration and the synergies between the Company and Nokia's security appliance business to provide an extended security appliance portfolio that is developed, manufactured and supported by Check Point. Total purchase price was $54,037. A significant amount of the acquisition was recorded as goodwill due to the synergies and previous collaboration with Nokia.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to Nokia's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Accounts receivable	$27,674
Inventory	7,575
Other assets	8,148
Accounts payable and other liabilities	(21,703)
Deferred revenues	(48,457)
Intangible assets	36,944
Goodwill (tax deductible)	43,856

Total purchase price	$54,037

Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Nokia's products. The fair value of intangible assets was based on market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the Nokia acquisition:

	Fair value	Useful life
Customer relationships (1)	$11,909	2 years
Core technology (2)	20,058	3 years
In-Process research and development (3)	2,741
Backlog	1,280	0.5 years
Trade names (4)	956	3 years

Total intangible assets	$36,944

(1)	Customer relationships represent the underlying relationships and agreements with Nokia's installed customer base.

(2)	Core technology represents a combination of Nokia processes, patents and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company's products.

(3)	In-process research and development ("IPR&D") represents incomplete Nokia research and development projects that had not reached technological feasibility and had no alternative future use as of the date of the acquisition. The asset was fully amortized in 2010 as the Company abandoned the development efforts.

(4)	Trade names value represents the recognition value of Nokia's brand name as a result of advertising expenditures for customer relations and the technological development to provide consistent, leading edge products and a strong research and development commitment by the Company.

During the second quarter of fiscal year 2009, the Company approved a plan to restructure certain operations of Nokia to eliminate redundant costs resulting from the acquisition and improve efficiencies in operations. The restructuring charges recorded were based on a restructuring plan that has been committed to by management.

The total restructuring and other acquisition related costs of $ 9,101 consisted mainly of employee severance costs in the amount of $ 7,700 out of which $ 7,237 was paid during 2009. The remaining balance was paid in 2010. Also included are excess facilities obligations through fiscal 2010 and other acquisition costs.

The following unaudited condensed combined pro forma information for the year ended December 31, 2009, gives effect to the acquisition of Nokia as if the acquisition had occurred on January 1, 2008. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 2,738 in 2009, and related tax effects.

Year ended December 31, 2009
Unaudited
Revenues (*)	$971,993

Net income	$368,788

Basic earnings per share	$1.76

Diluted earnings per share	$1.74

(*)	Nokia revenues prior to the acquisition date were denominated in currencies other than the US dollar; such revenues were re-measured into US dollars in accordance with ASC 830.